Right of Use Asset and Operating Lease Liability - Schedule of weighted average discount rate and remaining lease term of lease liability (Details)	Jun. 30, 2025	Mar. 31, 2025
Leases [Abstract]
Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2 years 2 months 26 days	2 years 5 months 1 day